Capital Stock and Changes in Capital Accounts, textuals 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	1,187,887	914,533	675,500
Granted	616,055	519,926	364,200
Vested	(419,880)	(246,572)	(125,167)
Forfeited or expired
Non vested restricted common stock, ending balance	1,384,062	1,187,887	914,533
Weighted Average Grant Date Fair Value, beginning balance	$ 15.30	$ 16.13	$ 19.07
Weighted Average Grant Date Fair Value, Granted	$ 12.64	$ 14.29	$ 12.10
Weighted Average Grant Date Fair Value, Vested	$ 15.44	$ 16.25	$ 20.28
Weighted Average Grant Date Fair Value, Forfeited or expired
Weighted Average Grant Date Fair Value, enging balance	$ 14.07	$ 15.30	$ 16.13